Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Business Combination [Line Items]
Cash paid for acquisitions, net of cash acquired		$ 0	$ 44,442	$ 0
Goodwill		$ 950,636	$ 948,832	$ 908,376
Trilogy International (Trilogy)
Business Combination [Line Items]
Cash paid for acquisitions, net of cash acquired	$ 44,400
Goodwill	$ 36,900